Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair ValueMeasurement [Line Items]
Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[6]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.8	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.6
Guarantees[7]	1.6							0.2	1.4
Loan commitments[7]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1

	31.12.17
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,5]	26.3								26.3
Derivative financial instruments[4]	121.3		4.1			102.8			14.4
Financial assets at fair value not held for trading – debt instruments[3,6]	59.9		10.1						49.8
Total financial assets measured at fair value	207.4	0.0	14.1	0.0	0.0	102.8	0.0	0.0	90.5
Guarantees[7]	1.7								1.7
Loan commitments[7]	8.0				3.9		1.0	0.2	2.8
Total maximum exposure to credit risk not reflected on the balance sheet	9.6	0.0	0.0	0.0	3.9	0.0	1.0	0.2	4.5
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 6 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 7 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	88,452	13,956	1,962	104,370	111,780	15,604	2,023	129,407
of which:
Government bills / bonds	9,554	1,607	0	11,161	12,244	941	0	13,186
Corporate and municipal bonds	558	5,559	651	6,768	38	8,180	566	8,785
Loans	0	2,886	680	3,566	0	3,433	513	3,946
Investment fund units	6,074	3,200	442	9,716	7,409	1,886	586	9,881
Asset-backed securities	0	248	144	392	0	199	178	377
Equity instruments	72,266	455	46	72,768	81,324	190	108	81,623
Financial assets for unit-linked investment contracts[2]					10,764	774	71	11,609

Derivative financial instruments	753	124,033	1,424	126,210	470	119,227	1,589	121,285
of which:
Interest rate contracts	0	36,658	418	37,076	1	45,049	138	45,188
Credit derivative contracts	0	1,444	476	1,920	0	2,325	564	2,889
Foreign exchange contracts	311	53,148	30	53,489	212	47,957	194	48,363
Equity / index contracts	3	30,905	496	31,404	16	22,099	693	22,807
Commodity contracts	0	1,768	2	1,769	0	1,772	0	1,772

Brokerage receivables[3]	0	16,840	0	16,840

Financial assets at fair value not held for trading[4]	35,458	42,819	4,413	82,690	23,628	35,373	1,456	60,457
of which:
Government bills / bonds	17,687	4,806	0	22,493	22,632	4,000	0	26,633
Corporate and municipal bonds	781	16,455	0	17,236	785	21,237	0	22,022
Financial assets for unit-linked investment contracts[2]	16,694	4,751	0	21,446
Loans	0	6,380	1,752	8,132	0	9,627	778	10,405
Securities financing transactions[5]	0	9,899	39	9,937	0	121	177	298
Auction rate securities[3]	0	0	1,664	1,664
Investment fund units	173	428	109	710	210	387	0	597
Equity instruments[6]	123	62	517	702
Other	0	38	331	369	0	0	501	501

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income[4]	2,319	4,347	0	6,667	3,078	5,291	521	8,889
of which:
Government bills / bonds	2,171	69	0	2,239	2,804	136	0	2,940
Corporate and municipal bonds	149	348	0	497	124	1,087	9	1,220
Asset-backed securities	0	3,931	0	3,931	0	3,980	0	3,980
Other[6]	0	0	0	0	150	88	512	749

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,298	0	0	4,298	4,681	0	0	4,681

Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets[7]	0	82	0	82	0	55	43	98
Total assets measured at fair value	131,280	202,077	7,800	341,156	143,636	175,550	5,631	324,818

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	24,406	4,468	69	28,943	26,710	4,421	120	31,251
of which:
Government bills / bonds	2,423	416	0	2,839	5,286	263	0	5,549
Corporate and municipal bonds	126	3,377	27	3,530	51	3,542	36	3,629
Investment fund units	551	137	0	689	555	269	16	841
Equity instruments	21,306	537	42	21,886	20,817	345	68	21,230

Derivative financial instruments	580	122,933	2,210	125,723	409	115,849	2,879	119,137
of which:
Interest rate contracts	7	32,511	226	32,743	5	39,184	191	39,380
Credit derivative contracts	0	2,203	519	2,722	0	3,278	617	3,895
Foreign exchange contracts	322	52,964	86	53,372	218	46,318	125	46,662
Equity / index contracts	1	33,669	1,371	35,041	43	25,445	1,945	27,433
Commodity contracts	0	1,487	0	1,487	0	1,601	1	1,602

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	38,420	0	38,420

Debt issued designated at fair value	0	46,074	10,957	57,031	0	39,616	11,166	50,782

Other financial liabilities designated at fair value	0	32,569	1,025	33,594	0	14,651	1,991	16,643
of which:
Amounts due under unit-linked investment contracts	0	21,679	0	21,679	0	11,821	0	11,821
Securities financing transactions[5]	0	9,461	0	9,461	0	382	4	385
Over-the-counter debt instruments	0	1,427	1,023	2,450	0	2,447	1,980	4,427

Non-financial liabilities measured at fair value on a non-recurring basis
Other non-financial liabilities	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	24,986	244,465	14,260	283,711	27,119	174,538	16,157	217,813
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months. 5 The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 6 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 7 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	88,452	13,956	1,962	104,370	111,780	15,604	2,023	129,407
of which:
Government bills / bonds	9,554	1,607	0	11,161	12,244	941	0	13,186
Corporate and municipal bonds	558	5,559	651	6,768	38	8,180	566	8,785
Loans	0	2,886	680	3,566	0	3,433	513	3,946
Investment fund units	6,074	3,200	442	9,716	7,409	1,886	586	9,881
Asset-backed securities	0	248	144	392	0	199	178	377
Equity instruments	72,266	455	46	72,768	81,324	190	108	81,623
Financial assets for unit-linked investment contracts[2]					10,764	774	71	11,609

Derivative financial instruments	753	124,033	1,424	126,210	470	119,227	1,589	121,285
of which:
Interest rate contracts	0	36,658	418	37,076	1	45,049	138	45,188
Credit derivative contracts	0	1,444	476	1,920	0	2,325	564	2,889
Foreign exchange contracts	311	53,148	30	53,489	212	47,957	194	48,363
Equity / index contracts	3	30,905	496	31,404	16	22,099	693	22,807
Commodity contracts	0	1,768	2	1,769	0	1,772	0	1,772

Brokerage receivables[3]	0	16,840	0	16,840

Financial assets at fair value not held for trading[4]	35,458	42,819	4,413	82,690	23,628	35,373	1,456	60,457
of which:
Government bills / bonds	17,687	4,806	0	22,493	22,632	4,000	0	26,633
Corporate and municipal bonds	781	16,455	0	17,236	785	21,237	0	22,022
Financial assets for unit-linked investment contracts[2]	16,694	4,751	0	21,446
Loans	0	6,380	1,752	8,132	0	9,627	778	10,405
Securities financing transactions[5]	0	9,899	39	9,937	0	121	177	298
Auction rate securities[3]	0	0	1,664	1,664
Investment fund units	173	428	109	710	210	387	0	597
Equity instruments[6]	123	62	517	702
Other	0	38	331	369	0	0	501	501

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income[4]	2,319	4,347	0	6,667	3,078	5,291	521	8,889
of which:
Government bills / bonds	2,171	69	0	2,239	2,804	136	0	2,940
Corporate and municipal bonds	149	348	0	497	124	1,087	9	1,220
Asset-backed securities	0	3,931	0	3,931	0	3,980	0	3,980
Other[6]	0	0	0	0	150	88	512	749

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,298	0	0	4,298	4,681	0	0	4,681

Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets[7]	0	82	0	82	0	55	43	98
Total assets measured at fair value	131,280	202,077	7,800	341,156	143,636	175,550	5,631	324,818

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	24,406	4,468	69	28,943	26,710	4,421	120	31,251
of which:
Government bills / bonds	2,423	416	0	2,839	5,286	263	0	5,549
Corporate and municipal bonds	126	3,377	27	3,530	51	3,542	36	3,629
Investment fund units	551	137	0	689	555	269	16	841
Equity instruments	21,306	537	42	21,886	20,817	345	68	21,230

Derivative financial instruments	580	122,933	2,210	125,723	409	115,849	2,879	119,137
of which:
Interest rate contracts	7	32,511	226	32,743	5	39,184	191	39,380
Credit derivative contracts	0	2,203	519	2,722	0	3,278	617	3,895
Foreign exchange contracts	322	52,964	86	53,372	218	46,318	125	46,662
Equity / index contracts	1	33,669	1,371	35,041	43	25,445	1,945	27,433
Commodity contracts	0	1,487	0	1,487	0	1,601	1	1,602

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	38,420	0	38,420

Debt issued designated at fair value	0	46,074	10,957	57,031	0	39,616	11,166	50,782

Other financial liabilities designated at fair value	0	32,569	1,025	33,594	0	14,651	1,991	16,643
of which:
Amounts due under unit-linked investment contracts	0	21,679	0	21,679	0	11,821	0	11,821
Securities financing transactions[5]	0	9,461	0	9,461	0	382	4	385
Over-the-counter debt instruments	0	1,427	1,023	2,450	0	2,447	1,980	4,427

Non-financial liabilities measured at fair value on a non-recurring basis
Other non-financial liabilities	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	24,986	244,465	14,260	283,711	27,119	174,538	16,157	217,813
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months. 5 The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 6 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 7 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million	2018	2017	2016
Reserve balance at the beginning of the year	338	365	420
Profit / (loss) deferred on new transactions	341	247	257
(Profit) / loss recognized in the income statement	(417)	(279)	(293)
(Profit) / loss recognized in other comprehensive income			(23)
Foreign currency translation	(6)	6	4
Reserve balance at the end of the year	255	338	365

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure of sensitivity of fair value measurement to changes in unobservable inputs explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
	31.12.18		31.12.17
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	99	(44)	81	(12)
Securities financing transactions	17	(11)	35	(35)
Auction rate securities[1]	81	(81)
Asset-backed securities	27	(23)	19	(15)
Equity instruments	155	(94)	81	(54)
Interest rate derivative contracts, net	8	(39)	13	(27)
Credit derivative contracts, net	33	(37)	66	(102)
Foreign exchange derivative contracts, net	10	(5)	12	(6)
Equity / index derivative contracts, net	213	(225)	195	(198)
Other	19	(19)	13	(13)
Total	661	(578)	515	(462)
1 Comparative-period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
		Total gains / (losses) included in comprehensive income												Total gains / (losses) included in comprehensive income
USD billion	Balance as of31 December2016	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of31 December2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2018[2]

Financial assets at fair value held for trading	1.7	(0.1)	0.0	0.7	(3.9)	2.7	0.0	1.0	(0.2)	0.1	2.0	0.4	2.4	(0.2)	(0.2)	2.1	(7.1)	4.2	0.0	0.7	(0.2)	0.0	2.0
of which:
Corporate and municipal bonds	0.6	0.1	0.1	0.5	(0.7)	0.0	0.0	0.1	0.0	0.0	0.6		0.6	0.0	0.0	0.6	(0.9)	0.0	0.0	0.5	0.0	0.0	0.7
Loans	0.7	(0.1)	(0.1)	0.1	(2.8)	2.7	0.0	0.0	(0.1)	0.0	0.5	0.4	0.9	0.1	0.0	0.9	(5.6)	4.2	0.0	0.1	0.0	0.0	0.7
Investment fund units	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.6	0.0	0.0	0.6		0.6	(0.1)	(0.1)	0.2	(0.3)	0.0	0.0	0.1	(0.1)	0.0	0.4
Other	0.3	0.0	0.0	0.2	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4		0.4	(0.1)	(0.1)	0.4	(0.4)	0.0	0.0	0.0	0.0	0.0	0.2

Financial assets at fair value not held for trading	2.0	0.2	0.2	0.0	0.0	0.4	(1.3)	0.1	(0.1)	0.1	1.5	3.0	4.4	0.0	0.0	1.7	(1.9)	0.0	0.0	0.1	(0.1)	0.1	4.4
of which:
Loans	1.2	0.2	0.2	0.0	0.0	0.1	(0.7)	0.0	(0.1)	0.0	0.8	0.6	1.4	(0.2)	(0.2)	1.5	(1.0)	0.0	0.0	0.1	0.0	0.0	1.8
Auction rate securities[3]												1.9	1.9	0.1	0.1	0.0	(0.4)	0.0	0.0	0.0	0.0	0.1	1.7
Equity instruments[4]												0.4	0.4	0.1	0.1	0.2	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.9	(0.1)	(0.1)	0.0	0.0	0.3	(0.6)	0.1	0.0	0.0	0.7	0.1	0.8	0.0	0.0	0.0	(0.4)	0.0	0.0	0.0	(0.1)	0.0	0.5

Financial assets measured at fair value through other comprehensive income	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.5	(0.5)

Derivative financial instruments – assets	2.5	(0.3)	(0.4)	0.0	0.0	1.0	(1.2)	0.4	(0.9)	0.1	1.6		1.6	0.0	0.0	0.0	0.0	1.0	(1.5)	0.5	(0.1)	0.0	1.4
of which:
Interest rate contracts	0.3	0.0	(0.1)	0.0	0.0	0.0	(0.1)	0.1	(0.1)	0.0	0.1		0.1	0.1	0.1	0.0	0.0	0.0	(0.1)	0.3	0.0	0.0	0.4
Credit derivative contracts	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.3)	0.0	(0.4)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.3	(0.4)	0.0	0.0	0.0	0.5
Equity / index contracts	0.7	(0.1)	(0.1)	0.0	0.0	0.9	(0.7)	0.3	(0.4)	0.0	0.7		0.7	0.0	0.0	0.0	0.0	0.8	(1.0)	0.1	(0.1)	0.0	0.5
Other	0.2	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.2		0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Derivative financial instruments – liabilities	3.9	0.3	0.1	0.0	0.0	0.7	(1.4)	0.5	(1.4)	0.2	2.9	0.0	2.9	(0.3)	(0.2)	0.0	0.0	1.3	(1.5)	0.3	(0.5)	0.0	2.2
of which:
Credit derivative contracts	1.5	0.0	(0.2)	0.0	0.0	0.1	(0.4)	0.2	(0.8)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5
Equity / index contracts	1.8	0.3	0.3	0.0	0.0	0.6	(0.6)	0.2	(0.5)	0.1	2.0		2.0	(0.3)	(0.2)	0.0	0.0	1.2	(1.2)	0.3	(0.5)	0.0	1.4
Other	0.6	0.0	0.0	0.0	0.0	0.0	(0.4)	0.1	(0.1)	0.1	0.3	0.0	0.3	0.0	0.1	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.3

Debt issued designated at fair value	9.5	1.4	0.9	0.0	0.0	5.3	(5.0)	1.2	(1.7)	0.4	11.2		11.2	0.5	0.0	0.0	0.0	5.8	(4.3)	2.2	(4.3)	(0.2)	11.0

Other financial liabilities designated at fair value	1.3	0.0	0.0	0.0	0.0	1.5	(0.8)	0.1	(0.2)	0.1	2.0		2.0	0.0	0.0	0.0	0.0	1.1	(2.0)	0.0	0.0	0.0	1.0
1 Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income. 2 Total Level 3 assets as of 31 December 2018 were USD 7.8 billion (31 December 2017: USD 5.6 billion). Total Level 3 liabilities as of 31 December 2018 were USD 14.3 billion (31 December 2017: USD 16.2 billion). 3 Comparative-period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income
USD million	31.12.18	31.12.17	31.12.16
Recognized during the year:
Realized gain / (loss)	(3)	22	18
Unrealized gain / (loss)	519	(337)	(152)
Total gain / (loss), before tax	517	(315)	(134)

	As of
USD million	31.12.18	31.12.17	31.12.16
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	320	(200)	139

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.18	31.12.17
Credit valuation adjustments[1]	(90)	(116)
Funding valuation adjustments	(85)	(51)
Debit valuation adjustments	1	2
Other valuation adjustments	(716)	(733)
of which: liquidity	(388)	(477)
of which: model uncertainty	(327)	(256)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[6]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.8	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.6
Guarantees[7]	1.6							0.2	1.4
Loan commitments[7]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1

	31.12.17
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,5]	26.3								26.3
Derivative financial instruments[4]	121.3		4.1			102.8			14.4
Financial assets at fair value not held for trading – debt instruments[3,6]	59.9		10.1						49.8
Total financial assets measured at fair value	207.4	0.0	14.1	0.0	0.0	102.8	0.0	0.0	90.5
Guarantees[7]	1.7								1.7
Loan commitments[7]	8.0				3.9		1.0	0.2	2.8
Total maximum exposure to credit risk not reflected on the balance sheet	9.6	0.0	0.0	0.0	3.9	0.0	1.0	0.2	4.5
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 6 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 7 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Level 3 | Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	31.12.18					31.12.17
	Carrying value	Fair value				Carrying value	Fair value
USD billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets[1]
Cash and balances at central banks	108.4	108.4	108.4	0.0	0.0	90.0	90.0	90.0	0.0	0.0
Loans and advances to banks	16.9	16.9	16.3	0.6	0.0	14.1	14.1	13.4	0.7	0.0
Receivables from securities financing transactions	95.3	95.4	0.0	91.9	3.4	92.0	92.0	0.0	89.4	2.5
Cash collateral receivables on derivative instruments	23.6	23.6	0.0	23.6	0.0	24.0	24.0	0.0	24.0	0.0
Loans and advances to customers	320.4	320.9	0.0	171.2	149.7	326.7	328.2	0.0	181.2	147.0
Other financial assets measured at amortized cost[2]	22.6	22.4	8.4	10.7	3.3	37.8	37.7	6.5	30.2	1.0
Liabilities
Amounts due to banks	11.0	11.0	8.9	1.9	0.2	7.7	7.7	6.6	1.1	0.0
Payables from securities financing transactions	10.3	10.3	0.0	10.3	0.0	17.5	17.5	0.0	17.5	0.0
Cash collateral payables on derivative instruments	28.9	28.9	0.0	28.9	0.0	31.0	31.0	0.0	31.0	0.0
Customer deposits	419.8	419.9	0.0	419.8	0.1	419.6	419.6	0.0	419.6	0.0
Debt issued measured at amortized cost	132.3	135.0	0.0	133.6	1.4	143.2	147.2	0.0	142.7	4.5
Other financial liabilities measured at amortized cost[2]	6.9	6.9	0.0	6.8	0.1	37.2	37.2	0.0	37.2	0.0
1 As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 2 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	31.12.18					31.12.17
	Carrying value	Fair value				Carrying value	Fair value
USD billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets[1]
Cash and balances at central banks	108.4	108.4	108.4	0.0	0.0	90.0	90.0	90.0	0.0	0.0
Loans and advances to banks	16.9	16.9	16.3	0.6	0.0	14.1	14.1	13.4	0.7	0.0
Receivables from securities financing transactions	95.3	95.4	0.0	91.9	3.4	92.0	92.0	0.0	89.4	2.5
Cash collateral receivables on derivative instruments	23.6	23.6	0.0	23.6	0.0	24.0	24.0	0.0	24.0	0.0
Loans and advances to customers	320.4	320.9	0.0	171.2	149.7	326.7	328.2	0.0	181.2	147.0
Other financial assets measured at amortized cost[2]	22.6	22.4	8.4	10.7	3.3	37.8	37.7	6.5	30.2	1.0
Liabilities
Amounts due to banks	11.0	11.0	8.9	1.9	0.2	7.7	7.7	6.6	1.1	0.0
Payables from securities financing transactions	10.3	10.3	0.0	10.3	0.0	17.5	17.5	0.0	17.5	0.0
Cash collateral payables on derivative instruments	28.9	28.9	0.0	28.9	0.0	31.0	31.0	0.0	31.0	0.0
Customer deposits	419.8	419.9	0.0	419.8	0.1	419.6	419.6	0.0	419.6	0.0
Debt issued measured at amortized cost	132.3	135.0	0.0	133.6	1.4	143.2	147.2	0.0	142.7	4.5
Other financial liabilities measured at amortized cost[2]	6.9	6.9	0.0	6.8	0.1	37.2	37.2	0.0	37.2	0.0
1 As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 2 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.

UBS AG
Fair ValueMeasurement [Line Items]
Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[6]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.9	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.7
Guarantees[7]	1.6							0.2	1.4
Loan commitments[7]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1

	31.12.17
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,5]	26.4								26.4
Derivative financial instruments[4]	121.3		4.1			102.8			14.4
Financial assets at fair value not held for trading – debt instruments[3,6]	59.9		10.1						49.8
Total financial assets measured at fair value	207.5	0.0	14.1	0.0	0.0	102.8	0.0	0.0	90.6
Guarantees[7]	1.7								1.7
Loan commitments[7]	8.0				3.9		1.0	0.2	2.8
Total maximum exposure to credit risk not reflected on the balance sheet	9.6	0.0	0.0	0.0	3.9	0.0	1.0	0.2	4.5
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 6 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 7 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

UBS AG | Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	88,455	14,096	1,962	104,513	111,781	15,705	2,023	129,509
of which:
Government bills / bonds	9,554	1,607	0	11,161	12,244	941	0	13,186
Corporate and municipal bonds	558	5,699	651	6,908	38	8,281	566	8,886
Loans	0	2,886	680	3,566	0	3,433	513	3,946
Investment fund units	6,074	3,200	442	9,716	7,409	1,886	586	9,881
Asset-backed securities	0	248	144	392	0	199	178	377
Equity instruments	72,270	455	46	72,771	81,326	190	108	81,624
Financial assets for unit-linked investment contracts[2]					10,764	774	71	11,609

Derivative financial instruments	753	124,035	1,424	126,212	470	119,228	1,589	121,286
of which:
Interest rate contracts	0	36,658	418	37,076	1	45,049	138	45,188
Credit derivative contracts	0	1,444	476	1,920	0	2,325	564	2,889
Foreign exchange contracts	311	53,151	30	53,492	212	47,958	194	48,364
Equity / index contracts	3	30,905	496	31,404	16	22,099	693	22,807
Commodity contracts	0	1,768	2	1,769	0	1,772	0	1,772

Brokerage receivables[3]	0	16,840	0	16,840

Financial assets at fair value not held for trading[4]	35,458	42,516	4,413	82,387	23,628	34,986	1,456	60,070
of which:
Government bills / bonds	17,687	4,806	0	22,493	22,632	4,000	0	26,633
Corporate and municipal bonds	781	16,455	0	17,236	785	21,237	0	22,022
Financial assets for unit-linked investment contracts[2]	16,694	4,751	0	21,446
Loans	0	6,380	1,752	8,132	0	9,627	778	10,405
Securities financing transactions[5]	0	9,899	39	9,937	0	121	177	298
Auction rate securities[3]	0	0	1,664	1,664
Investment fund units	173	125	109	407	210	0	0	210
Equity instruments[6]	123	62	517	702
Other	0	38	331	369	0	0	501	501

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income[4]	2,319	4,347	0	6,667	3,078	5,291	521	8,889
of which:
Government bills / bonds	2,171	69	0	2,239	2,804	136	0	2,940
Corporate and municipal bonds	149	348	0	497	124	1,087	9	1,220
Asset-backed securities	0	3,931	0	3,931	0	3,980	0	3,980
Other[6]	0	0	0	0	150	88	512	749

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,298	0	0	4,298	4,681	0	0	4,681

Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets[7]	0	82	0	82	0	55	43	98
Total assets measured at fair value	131,283	201,916	7,800	340,999	143,638	175,266	5,631	324,535

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	24,413	4,468	69	28,949	26,710	4,421	120	31,251
of which:
Government bills / bonds	2,423	416	0	2,839	5,286	263	0	5,549
Corporate and municipal bonds	126	3,377	27	3,530	51	3,542	36	3,629
Investment fund units	551	137	0	689	555	269	16	841
Equity instruments	21,313	537	42	21,892	20,817	345	68	21,230

Derivative financial instruments	580	122,933	2,210	125,723	409	115,850	2,879	119,138
of which:
Interest rate contracts	7	32,511	226	32,743	5	39,184	191	39,380
Credit derivative contracts	0	2,203	519	2,722	0	3,278	617	3,895
Foreign exchange contracts	322	52,964	86	53,372	218	46,319	125	46,663
Equity / index contracts	1	33,669	1,371	35,041	43	25,445	1,945	27,433
Commodity contracts	0	1,487	0	1,487	0	1,601	1	1,602

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	38,420	0	38,420

Debt issued designated at fair value	0	46,074	10,957	57,031	0	39,616	11,166	50,782

Other financial liabilities designated at fair value	0	32,569	1,025	33,594	0	14,651	1,991	16,643
of which:
Amounts due under unit-linked investment contracts	0	21,679	0	21,679	0	11,821	0	11,821
Securities financing transactions[5]	0	9,461	0	9,461	0	382	4	385
Over-the-counter debt instruments	0	1,427	1,023	2,450	0	2,447	1,980	4,427

Non-financial liabilities measured at fair value on a non-recurring basis
Other non-financial liabilities	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	24,992	244,465	14,260	283,717	27,119	174,539	16,157	217,814
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months. 5 The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 6 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 7 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	88,455	14,096	1,962	104,513	111,781	15,705	2,023	129,509
of which:
Government bills / bonds	9,554	1,607	0	11,161	12,244	941	0	13,186
Corporate and municipal bonds	558	5,699	651	6,908	38	8,281	566	8,886
Loans	0	2,886	680	3,566	0	3,433	513	3,946
Investment fund units	6,074	3,200	442	9,716	7,409	1,886	586	9,881
Asset-backed securities	0	248	144	392	0	199	178	377
Equity instruments	72,270	455	46	72,771	81,326	190	108	81,624
Financial assets for unit-linked investment contracts[2]					10,764	774	71	11,609

Derivative financial instruments	753	124,035	1,424	126,212	470	119,228	1,589	121,286
of which:
Interest rate contracts	0	36,658	418	37,076	1	45,049	138	45,188
Credit derivative contracts	0	1,444	476	1,920	0	2,325	564	2,889
Foreign exchange contracts	311	53,151	30	53,492	212	47,958	194	48,364
Equity / index contracts	3	30,905	496	31,404	16	22,099	693	22,807
Commodity contracts	0	1,768	2	1,769	0	1,772	0	1,772

Brokerage receivables[3]	0	16,840	0	16,840

Financial assets at fair value not held for trading[4]	35,458	42,516	4,413	82,387	23,628	34,986	1,456	60,070
of which:
Government bills / bonds	17,687	4,806	0	22,493	22,632	4,000	0	26,633
Corporate and municipal bonds	781	16,455	0	17,236	785	21,237	0	22,022
Financial assets for unit-linked investment contracts[2]	16,694	4,751	0	21,446
Loans	0	6,380	1,752	8,132	0	9,627	778	10,405
Securities financing transactions[5]	0	9,899	39	9,937	0	121	177	298
Auction rate securities[3]	0	0	1,664	1,664
Investment fund units	173	125	109	407	210	0	0	210
Equity instruments[6]	123	62	517	702
Other	0	38	331	369	0	0	501	501

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income[4]	2,319	4,347	0	6,667	3,078	5,291	521	8,889
of which:
Government bills / bonds	2,171	69	0	2,239	2,804	136	0	2,940
Corporate and municipal bonds	149	348	0	497	124	1,087	9	1,220
Asset-backed securities	0	3,931	0	3,931	0	3,980	0	3,980
Other[6]	0	0	0	0	150	88	512	749

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,298	0	0	4,298	4,681	0	0	4,681

Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets[7]	0	82	0	82	0	55	43	98
Total assets measured at fair value	131,283	201,916	7,800	340,999	143,638	175,266	5,631	324,535

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.18				31.12.17
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	24,413	4,468	69	28,949	26,710	4,421	120	31,251
of which:
Government bills / bonds	2,423	416	0	2,839	5,286	263	0	5,549
Corporate and municipal bonds	126	3,377	27	3,530	51	3,542	36	3,629
Investment fund units	551	137	0	689	555	269	16	841
Equity instruments	21,313	537	42	21,892	20,817	345	68	21,230

Derivative financial instruments	580	122,933	2,210	125,723	409	115,850	2,879	119,138
of which:
Interest rate contracts	7	32,511	226	32,743	5	39,184	191	39,380
Credit derivative contracts	0	2,203	519	2,722	0	3,278	617	3,895
Foreign exchange contracts	322	52,964	86	53,372	218	46,319	125	46,663
Equity / index contracts	1	33,669	1,371	35,041	43	25,445	1,945	27,433
Commodity contracts	0	1,487	0	1,487	0	1,601	1	1,602

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	38,420	0	38,420

Debt issued designated at fair value	0	46,074	10,957	57,031	0	39,616	11,166	50,782

Other financial liabilities designated at fair value	0	32,569	1,025	33,594	0	14,651	1,991	16,643
of which:
Amounts due under unit-linked investment contracts	0	21,679	0	21,679	0	11,821	0	11,821
Securities financing transactions[5]	0	9,461	0	9,461	0	382	4	385
Over-the-counter debt instruments	0	1,427	1,023	2,450	0	2,447	1,980	4,427

Non-financial liabilities measured at fair value on a non-recurring basis
Other non-financial liabilities	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	24,992	244,465	14,260	283,717	27,119	174,539	16,157	217,814
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months. 5 The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 6 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 7 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million	2018	2017	2016
Reserve balance at the beginning of the year	338	365	420
Profit / (loss) deferred on new transactions	341	247	257
(Profit) / loss recognized in the income statement	(417)	(279)	(293)
(Profit) / loss recognized in other comprehensive income			(23)
Foreign currency translation	(6)	6	4
Reserve balance at the end of the year	255	338	365

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.18			31.12.17
USD billion	31.12.18	31.12.17	31.12.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.7	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	89	0	133	92	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.7	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	100	99	50	102	98	points
					Discounted expected cash flows	Credit spread	301	513		23	124		basis points
					Market comparable and securitization model	Discount margin	1	14	2	0	14	2%
Auction rate securities[4]	1.7		0.0		Relative value to market comparable	Bond price equivalent	79	99	89				points
Investment fund units[5]	0.6	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.6	0.5	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			11.0	11.2
Other financial liabilities designated at fair value[6]			1.0	2.0
Derivative financial instruments
Interest rate contracts	0.4	0.1	0.2	0.2	Option model	Volatility of interest rates[7]	50	81		28	70		basis points
Credit derivative contracts	0.5	0.6	0.5	0.6	Discounted expected cash flows	Credit spreads	4	545		6	550		basis points
						Bond price equivalent	3	99		2	102		points
Equity / index contracts	0.5	0.7	1.4	1.9	Option model	Equity dividend yields	0	12		0	13%
						Volatility of equity stocks, equity and other indices	4	93		0	172%
						Equity-to-FX correlation	(39)	67		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information. 5 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

Disclosure of sensitivity of fair value measurement to changes in unobservable inputs explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
	31.12.18		31.12.17
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	99	(44)	81	(12)
Securities financing transactions	17	(11)	35	(35)
Auction rate securities[1]	81	(81)
Asset-backed securities	27	(23)	19	(15)
Equity instruments	155	(94)	81	(54)
Interest rate derivative contracts, net	8	(39)	13	(27)
Credit derivative contracts, net	33	(37)	66	(102)
Foreign exchange derivative contracts, net	10	(5)	12	(6)
Equity / index derivative contracts, net	213	(225)	195	(198)
Other	19	(19)	13	(13)
Total	661	(578)	515	(462)
1 Comparative-period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
		Total gains / (losses) included in comprehensive income												Total gains / (losses) included in comprehensive income
USD billion	Balance as of31 December2016	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of31 December2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / (losses) included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2018[2]

Financial assets at fair value held for trading	1.7	(0.1)	0.0	0.7	(3.9)	2.7	0.0	1.0	(0.2)	0.1	2.0	0.4	2.4	(0.2)	(0.2)	2.1	(7.1)	4.2	0.0	0.7	(0.2)	0.0	2.0
of which:
Corporate and municipal bonds	0.6	0.1	0.1	0.5	(0.7)	0.0	0.0	0.1	0.0	0.0	0.6		0.6	0.0	0.0	0.6	(0.9)	0.0	0.0	0.5	0.0	0.0	0.7
Loans	0.7	(0.1)	(0.1)	0.1	(2.8)	2.7	0.0	0.0	(0.1)	0.0	0.5	0.4	0.9	0.1	0.0	0.9	(5.6)	4.2	0.0	0.1	0.0	0.0	0.7
Investment fund units	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.6	0.0	0.0	0.6		0.6	(0.1)	(0.1)	0.2	(0.3)	0.0	0.0	0.1	(0.1)	0.0	0.4
Other	0.3	0.0	0.0	0.2	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4		0.4	(0.1)	(0.1)	0.4	(0.4)	0.0	0.0	0.0	0.0	0.0	0.2

Financial assets at fair value not held for trading	2.0	0.2	0.2	0.0	0.0	0.4	(1.3)	0.1	(0.1)	0.1	1.5	3.0	4.4	0.0	0.0	1.7	(1.9)	0.0	0.0	0.1	(0.1)	0.1	4.4
of which:
Loans	1.2	0.2	0.2	0.0	0.0	0.1	(0.7)	0.0	(0.1)	0.0	0.8	0.6	1.4	(0.2)	(0.2)	1.5	(1.0)	0.0	0.0	0.1	0.0	0.0	1.8
Auction rate securities[3]												1.9	1.9	0.1	0.1	0.0	(0.4)	0.0	0.0	0.0	0.0	0.1	1.7
Equity instruments[4]												0.4	0.4	0.1	0.1	0.2	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.9	(0.1)	(0.1)	0.0	0.0	0.3	(0.6)	0.1	0.0	0.0	0.7	0.1	0.8	0.0	0.0	0.0	(0.4)	0.0	0.0	0.0	(0.1)	0.0	0.5

Financial assets measured at fair value through other comprehensive income	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.5	(0.5)

Derivative financial instruments – assets	2.5	(0.3)	(0.4)	0.0	0.0	1.0	(1.2)	0.4	(0.9)	0.1	1.6		1.6	0.0	0.0	0.0	0.0	1.0	(1.5)	0.5	(0.1)	0.0	1.4
of which:
Interest rate contracts	0.3	0.0	(0.1)	0.0	0.0	0.0	(0.1)	0.1	(0.1)	0.0	0.1		0.1	0.1	0.1	0.0	0.0	0.0	(0.1)	0.3	0.0	0.0	0.4
Credit derivative contracts	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.3)	0.0	(0.4)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.3	(0.4)	0.0	0.0	0.0	0.5
Equity / index contracts	0.7	(0.1)	(0.1)	0.0	0.0	0.9	(0.7)	0.3	(0.4)	0.0	0.7		0.7	0.0	0.0	0.0	0.0	0.8	(1.0)	0.1	(0.1)	0.0	0.5
Other	0.2	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.2		0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Derivative financial instruments – liabilities	3.9	0.3	0.1	0.0	0.0	0.7	(1.4)	0.5	(1.4)	0.2	2.9	0.0	2.9	(0.3)	(0.2)	0.0	0.0	1.3	(1.5)	0.3	(0.5)	0.0	2.2
of which:
Credit derivative contracts	1.5	0.0	(0.2)	0.0	0.0	0.1	(0.4)	0.2	(0.8)	0.1	0.6		0.6	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5
Equity / index contracts	1.8	0.3	0.3	0.0	0.0	0.6	(0.6)	0.2	(0.5)	0.1	2.0		2.0	(0.3)	(0.2)	0.0	0.0	1.2	(1.2)	0.3	(0.5)	0.0	1.4
Other	0.6	0.0	0.0	0.0	0.0	0.0	(0.4)	0.1	(0.1)	0.1	0.3	0.0	0.3	0.0	0.1	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.3

Debt issued designated at fair value	9.5	1.4	0.9	0.0	0.0	5.3	(5.0)	1.2	(1.7)	0.4	11.2		11.2	0.5	0.0	0.0	0.0	5.8	(4.3)	2.2	(4.3)	(0.2)	11.0

Other financial liabilities designated at fair value	1.3	0.0	0.0	0.0	0.0	1.5	(0.8)	0.1	(0.2)	0.1	2.0		2.0	0.0	0.0	0.0	0.0	1.1	(2.0)	0.0	0.0	0.0	1.0
1 Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income. 2 Total Level 3 assets as of 31 December 2018 were USD 7.8 billion (31 December 2017: USD 5.6 billion). Total Level 3 liabilities as of 31 December 2018 were USD 14.3 billion (31 December 2017: USD 16.2 billion). 3 Comparative-period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income
USD million	31.12.18	31.12.17	31.12.16
Recognized during the year:
Realized gain / (loss)	(3)	22	18
Unrealized gain / (loss)	519	(337)	(152)
Total gain / (loss), before tax	517	(315)	(134)

	As of
USD million	31.12.18	31.12.17	31.12.16
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	320	(200)	139

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.18	31.12.17
Credit valuation adjustments[1]	(90)	(116)
Funding valuation adjustments	(85)	(51)
Debit valuation adjustments	1	2
Other valuation adjustments	(716)	(733)
of which: liquidity	(388)	(477)
of which: model uncertainty	(327)	(256)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[6]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.9	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.7
Guarantees[7]	1.6							0.2	1.4
Loan commitments[7]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1

	31.12.17
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,5]	26.4								26.4
Derivative financial instruments[4]	121.3		4.1			102.8			14.4
Financial assets at fair value not held for trading – debt instruments[3,6]	59.9		10.1						49.8
Total financial assets measured at fair value	207.5	0.0	14.1	0.0	0.0	102.8	0.0	0.0	90.6
Guarantees[7]	1.7								1.7
Loan commitments[7]	8.0				3.9		1.0	0.2	2.8
Total maximum exposure to credit risk not reflected on the balance sheet	9.6	0.0	0.0	0.0	3.9	0.0	1.0	0.2	4.5
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 6 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 7 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

UBS AG | Level 3 | Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	31.12.18					31.12.17
	Carrying value	Fair value				Carrying value	Fair value
USD billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets[1]
Cash and balances at central banks	108.4	108.4	108.4	0.0	0.0	90.0	90.0	90.0	0.0	0.0
Loans and advances to banks	16.6	16.6	16.0	0.6	0.0	14.0	14.0	13.4	0.6	0.0
Receivables from securities financing transactions	95.3	95.4	0.0	91.9	3.4	92.0	92.0	0.0	89.4	2.5
Cash collateral receivables on derivative instruments	23.6	23.6	0.0	23.6	0.0	24.0	24.0	0.0	24.0	0.0
Loans and advances to customers	321.5	322.0	0.0	172.3	149.7	329.0	330.4	0.0	183.4	147.0
Other financial assets measured at amortized cost[2]	22.6	22.5	8.4	10.7	3.3	37.9	37.7	6.5	30.3	1.0
Liabilities
Amounts due to banks	11.0	11.0	8.9	1.9	0.2	7.7	7.7	6.6	1.1	0.0
Payables from securities financing transactions	10.3	10.3	0.0	10.3	0.0	17.5	17.5	0.0	17.5	0.0
Cash collateral payables on derivative instruments	28.9	28.9	0.0	28.9	0.0	31.0	31.0	0.0	31.0	0.0
Customer deposits	422.0	422.0	0.0	421.9	0.1	423.1	423.1	0.0	423.1	0.0
Funding from UBS Group AG and its subsidiaries	41.2	41.7	0.0	41.7	0.0	35.6	37.3	0.0	37.3	0.0
Debt issued measured at amortized cost	91.2	93.5	0.0	92.0	1.4	107.5	109.8	0.0	105.3	4.5
Other financial liabilities measured at amortized cost[2]	7.6	7.6	0.0	7.5	0.1	38.0	38.0	0.0	38.0	0.0
1 As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 2 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	31.12.18					31.12.17
	Carrying value	Fair value				Carrying value	Fair value
USD billion	Total	Total	Level 1	Level 2	Level 3	Total	Total	Level 1	Level 2	Level 3
Assets[1]
Cash and balances at central banks	108.4	108.4	108.4	0.0	0.0	90.0	90.0	90.0	0.0	0.0
Loans and advances to banks	16.6	16.6	16.0	0.6	0.0	14.0	14.0	13.4	0.6	0.0
Receivables from securities financing transactions	95.3	95.4	0.0	91.9	3.4	92.0	92.0	0.0	89.4	2.5
Cash collateral receivables on derivative instruments	23.6	23.6	0.0	23.6	0.0	24.0	24.0	0.0	24.0	0.0
Loans and advances to customers	321.5	322.0	0.0	172.3	149.7	329.0	330.4	0.0	183.4	147.0
Other financial assets measured at amortized cost[2]	22.6	22.5	8.4	10.7	3.3	37.9	37.7	6.5	30.3	1.0
Liabilities
Amounts due to banks	11.0	11.0	8.9	1.9	0.2	7.7	7.7	6.6	1.1	0.0
Payables from securities financing transactions	10.3	10.3	0.0	10.3	0.0	17.5	17.5	0.0	17.5	0.0
Cash collateral payables on derivative instruments	28.9	28.9	0.0	28.9	0.0	31.0	31.0	0.0	31.0	0.0
Customer deposits	422.0	422.0	0.0	421.9	0.1	423.1	423.1	0.0	423.1	0.0
Funding from UBS Group AG and its subsidiaries	41.2	41.7	0.0	41.7	0.0	35.6	37.3	0.0	37.3	0.0
Debt issued measured at amortized cost	91.2	93.5	0.0	92.0	1.4	107.5	109.8	0.0	105.3	4.5
Other financial liabilities measured at amortized cost[2]	7.6	7.6	0.0	7.5	0.1	38.0	38.0	0.0	38.0	0.0
1 As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 0 billion of Loans and advances to banks, USD 2 billion of Receivables from securities financing transactions, USD 137 billion of Loans and advances to customers and USD 7 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 2 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Refer to Note 1c for more information.